Schedule of Other Income (Details) - AUD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Other Income
Gain on forgiveness of payables	[1]					$ 670,782
Other income		$ 22,724	$ 36,958	$ 86,253	$ 79,785	37,129	48,273
Total other income		$ 22,724	$ 36,958	$ 86,253	$ 79,785	$ 707,911	$ 48,273

[1]	Includes forgiveness of legal fees of AUD$383,425 (Note 31), printer fees of $AUD126,482, and consultant fees of AUD$160,875.